Statement of Financial Position - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 395,940	$ 380,581
Interest in joint ventures	21	27
Right-of-use asset	707	828
Other receivables	3	14
Total non-current assets	396,671	381,450
Current assets
Inventories	6,438	6,702
Other receivables	18,700	4,154
Trade receivables	27,991	34,212
Financial assets at amortized cost		474
Financial assets at fair value through profit or loss	28,701	30,097
Cash and cash equivalents	1,630	6,179
Total current assets	83,460	81,818
TOTAL ASSETS	480,131	463,268
Share capital and reserve attributable to the owners of the Company
Share capital	875	875
Adjustment to share capital	108,721	108,710
Treasury stock	31	31
Adjustment to treasury stock	2,330	2,341
Additional paid-in capital	1,501	1,492
Cost treasury stock	(8,974)	(8,974)
Legal reserve	7,585	7,585
Voluntary reserve	73,455	73,455
Other comprehensive loss	(813)	(388)
Accumulated losses	(59,045)	(41,577)
TOTAL EQUITY	125,666	143,550
Non-current liabilities
Trade payables	920	1,287
Other payables	17,487	18,414
Borrowings	14,537
Deferred revenue	3,677	3,287
Salaries and social security payable	771	776
Benefit plans	1,861	1,941
Deferred tax liability	110,908	96,303
Provisions	5,553	7,755
Total non-current liabilities	155,714	129,763
Current liabilities
Trade payables	179,809	148,391
Other payables	6,323	7,746
Borrowings	184	19,989
Deferred revenue	44	86
Salaries and social security payable	9,339	8,796
Benefit plans	234	254
Income tax payable	0	2,442
Tax liabilities	1,317	1,205
Provisions	1,501	1,046
Total current liabilities	198,751	189,955
TOTAL LIABILITIES	354,465	319,718
TOTAL LIABILITIES AND EQUITY	$ 480,131	$ 463,268